Loans, borrowings, leases, cash and cash equivalents and short-term investments - Annual minimum payments (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 1,949
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	190
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	217
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	202
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	150
Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	1,190
Ports [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 929
Ports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	3 years
Discount rate	3.00%
Ports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	20 years
Discount rate	5.00%
Ports [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 49
Ports [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	66
Ports [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	65
Ports [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	52
Ports [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	697
Ships [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 511
Ships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	2 years
Discount rate	3.00%
Ships [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	4.00%
Ships [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 46
Ships [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	60
Ships [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	59
Ships [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	54
Ships [member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	292
Pellets Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 288
Pellets Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Pellets Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	5.00%
Pellets Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 59
Pellets Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	50
Pellets Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	47
Pellets Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	17
Pellets Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	115
Properties [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 125
Properties [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	1.00%
Properties [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	6.00%
Properties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 25
Properties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	28
Properties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	18
Properties [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	16
Properties [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	38
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 71
Energy Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	5.00%
Energy Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	7 years
Discount rate	6.00%
Energy Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 5
Energy Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	7
Energy Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	7
Energy Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Energy Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	46
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 25
Mining Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Mining Equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	5 years
Discount rate	6.00%
Mining Equipment [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 6
Mining Equipment [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Mining Equipment [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Mining Equipment [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Mining Equipment [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 2